Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of CCSC Technology International Holdings Limited and its subsidiaries (collectively, the “Company”) as of March 31, 2025 and the related consolidated statements of operations and comprehensive (loss)/income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows for the year ended March 31, 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, consolidated financial position of the Company as of March 31, 2025, and the results of its operations and its cash flows for the year ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).